Summary of material accounting policies - Borrowings (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 08, 2023	Dec. 21, 2022 $ / shares shares	Nov. 19, 2021 $ / shares shares	Jun. 29, 2018 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jan. 10, 2024 $ / shares shares	Jan. 09, 2024	Dec. 31, 2022 $ / shares shares	Jul. 08, 2022
Disclosure of summary of significant accounting policies
Repayments of borrowings, classified as financing activities						$ 10,000	$ 0	$ 55,458
Borrowings						114,345	108,763
Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings						$ 118,923	$ 116,495
Warrants
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares						1,112,340	2,224,669
Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Borrowings term					5 years
Borrowings, interest period					3 years
Percentage of principal amortizes over two years					5.00%
Borrowings principal amortization period					2 years
Percentage of premium for volume-weighted average price		15.00%	15.00%
Issuance warrants exercised period	7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)						$ (2,300)	$ (1,600)
Finance costs gains (loss) on remeasurement due to additional warrants issued							(1,000)
Finance costs gains (loss) on adjustment of carrying amount on financial liability							(600)
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Percentage of share premium price											15.00%
Warrant exercise term	7 years
Depository receipt ratio									10	5
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure of summary of significant accounting policies
Exercise Price | $ / shares			$ 7.26
Oaktree Capital Management, L.P. | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Exercise Price | $ / shares									$ 14.36		$ 3.70
Oaktree Capital Management, L.P. | Warrants
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares			1,769,669
Oaktree Capital Management, L.P. | Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares											455,000
Oaktree Capital Management, L.P. | November 2021 Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares			1,769,669						884,838
Oaktree Capital Management, L.P. | November 2021 Warrants | American Depositary Shares
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares			1,769,669						884,838
Exercise Price | $ / shares			$ 7.26						$ 14.36
Oaktree Capital Management, L.P. | November 2021 Warrants | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Exercise Price | $ / shares			$ 7.26
Oaktree Capital Management, L.P. | December 2022 Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares									227,502		455,000
Oaktree Capital Management, L.P. | December 2022 Warrants | American Depositary Shares
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares		455,000							227,502
Exercise Price | $ / shares		$ 3.70							$ 7.24
Oaktree Capital Management, L.P. | December 2022 Warrants | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Exercise Price | $ / shares									$ 7.24		$ 3.70
Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Repayments of borrowings, classified as financing activities					$ 50,000
Borrowings, interest rate					9.75%
Borrowings, unpaid interest portion per annum					1.75%
Oaktree Capital Management, L.P. | Tranche One
Disclosure of summary of significant accounting policies
Borrowings, interest rate					9.75%
Oaktree Capital Management, L.P. | Tranche Two
Disclosure of summary of significant accounting policies
Borrowings, interest rate					8.00%
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Remeasurement of borrowing arrangements within finance gains (loss)						$ 100	$ 900	$ 500
NovaQuest Capital Management, L.L.C. | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings term				8 years
Borrowings, interest period				4 years
Borrowings, interest rate				15.00%
Borrowings principal amortization period												4 years
Borrowings principal amount				$ 40,000
Sales percentage against payment cap amount												25.00%
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings				$ 30,000